Employee Future Benefits - Asset Volatility (Details) - Defined Benefit Pension Plan $ in Millions	Dec. 31, 2017 CAD ($)
Disclosure of defined benefit plans [line items]
Percentage of allocation bonds	65.00%
Annual annuities pledged by insurance contracts	$ 164
CANADA
Disclosure of defined benefit plans [line items]
Percentage of all pension plans	93.00%